Declaration of Distributions - (Details) - $ / shares						3 Months Ended			9 Months Ended
	Sep. 29, 2020	Aug. 25, 2020	Jul. 28, 2020	Jun. 15, 2020	Dec. 18, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018
Declaration of Distributions [Abstract]
Stock distribution declared (in usd per share)	$ 0.000956284	$ 0.000956284	$ 0.000956284	$ 0.000956284
Common stock dividends, annualized equivalent (in usd per share)	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.10
Dividends paid per share (in usd per share)							$ 0.001506849
Stock distribution paid, per share (usd per share)							0.000273973
Dividends per share declared (in usd per share)					0.001502732	$ 0.09		$ 0.13	$ 0.32	$ 0.46
Dividends declared per share, monthly (in usd per share)					0.008333333
Common Stock, par value (in usd per share)					$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001